INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2024
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3 - INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, on September 17, 2021, the Company sold 10,000,000 Units at a price of $10.00 per Unit for a total of $100,000,000, which increased to 11,500,000 Units for a total of $115,000,000 when the over-allotment option was exercised in full on September 23, 2021. Each Unit consists of one share of Common Stock, one Right and one Public Warrant. Each Right entitles the holder thereof to receive one-fifteenth (1/15) of one share of Common Stock upon the consummation of an Initial Business Combination. Each redeemable Public Warrant entitles the holder to purchase one half (1/2) of one share of Common Stock at a price of $11.50 per full share, subject to adjustment (see Note 7).

In connection with its Initial Public Offering, the Company incurred offering costs of $2,923,969, consisting of $2,400,000 of underwriting commissions and expenses and $523,969 of costs related to the Initial Public Offering. Additionally, the Company recorded deferred underwriting commissions of $4,025,000 payable only upon completion of our Initial Business Combination.